Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Carrying Amounts of Each Class of Other Intangible Assets

	KV1.3 compound	VDA compound	MultiCore technology	Cancer stem cell technology	Total
	A$	A$	A$	A$	A$
Gross carrying amount at July 1, 2021	1,546,542	2,282,527	1,265,590	17,681,361	22,776,020
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	1,515,296	1,515,296
Gross carrying amount at June 30, 2022	1,546,542	2,282,527	1,265,590	19,196,657	24,291,316
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	700,873	700,873.00
Gross carrying amount at June 30, 2023	1,546,542	2,282,527	1,265,590	19,897,530	24,992,189

Accumulated amortisation amount at July 1, 2021	(1,546,542)	(2,282,527)	(1,265,590)	(7,735,606)	(12,830,265)
Amortisation (Note 6)	-	-	-	(913,373)	(913,373)
Foreign currency exchange differences	-	-	-	(709,404)	(709,404)
Accumulated amortisation amount at June 30, 2022	(1,546,542)	(2,282,527)	(1,265,590)	(9,358,383)	(14,453,042)
Amortisation (Note 6)	-	-	-	(984,724)	(984,724)
Foreign currency exchange differences	-	-	-	(351,829)	(351,829)
Accumulated amortisation amount at June 30, 2023	(1,546,542)	(2,282,527)	(1,265,590)	(10,694,936)	(15,789,595)

Net carrying amount June 30, 2022	-	-	-	9,838,274	9,838,274
Net carrying amount June 30, 2023	-	-	-	9,202,594	9,202,594